QUARTERLY RESULTS OF OPERATIONS (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
QUARTERLY RESULTS OF OPERATIONS (Unaudited)
QUARTERLY RESULTS OF OPERATIONS (Unaudited)
(In thousands, except per share data)

	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Revenue	$544,280	$588,836	$671,588	$706,800	$644,430	$667,255	$728,404	$716,931
Operating expenses:
Direct operating expenses	329,212	342,260	352,017	361,987	357,946	361,660	370,592	352,412
Selling, general and administrative expenses	115,941	126,801	126,117	135,567	128,539	126,164	128,616	126,889
Corporate expenses	34,540	28,224	35,340	29,673	35,333	28,103	38,465	31,436
Depreciation and amortization	77,494	85,395	78,290	86,974	81,096	85,780	89,111	85,975
Impairment charges	—	—	—	—	1,591	7,274	2,568	—
Other operating income (expense), net	32,611	284,774	7,829	(59,384)	(11,783)	1,095	(2,266)	128,203
Operating income	19,704	290,930	87,653	33,215	28,142	59,369	96,786	248,422
Interest expense	92,633	93,873	94,702	94,714	95,467	93,313	96,899	93,129
Interest income on Due from iHeartCommunications	14,807	12,713	15,383	11,291	17,087	12,429	21,594	13,876
Loss on Due from iHeartCommunications	—	—	—	—	—	—	(855,648)	—
Gain (loss) on investments, net	(125)	—	(135)	—	(532)	—	(253)	531
Equity in earnings (loss) of nonconsolidated affiliates	(472)	(415)	271	(232)	(628)	(727)	(161)	(315)
Other income (expense), net	3,992	(5,803)	8,908	(33,871)	9,696	(6,524)	7,204	(24,484)
Income (loss) before income taxes	(54,727)	203,552	17,378	(84,311)	(41,702)	(28,766)	(827,377)	144,901
Income tax benefit (expense)	21,837	(62,917)	(18,390)	21,719	(16,347)	3,619	293,118	(39,920)
Consolidated net income (loss)	(32,890)	140,635	(1,012)	(62,592)	(58,049)	(25,147)	(534,259)	104,981
Less amount attributable to noncontrolling interest	(2,086)	976	6,473	7,822	6,159	7,329	7,592	6,680
Net income (loss) attributable to the Company	$(30,804)	$139,659	$(7,485)	$(70,414)	$(64,208)	$(32,476)	$(541,851)	$98,301
Net income (loss) per common share:
Basic	$(0.09)	$0.39	$(0.02)	$(0.20)	$(0.18)	$(0.09)	$(1.50)	$0.27
Diluted	$(0.09)	$0.39	$(0.02)	$(0.20)	$(0.18)	$(0.09)	$(1.50)	$0.27